FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
SCHEDULE OF COMPONENTS OF ACCOUNTS RECEIVABLES AGING

The components of the accounts receivables aging at December 31, 2025 are as follows:

	Current	30 – 60 days	60 – 90 days	Total

Accounts receivable and other receivables	$7,291	$650	$129	$8,070

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The components of the accounts receivables aging at December 31, 2024 are as follows:

	Current	30 – 60 days	60 – 90 days	Total

Accounts receivable and other receivables	$8,802	$549	$382	$9,733

SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS

The following are the undiscounted contractual maturities of financial liabilities at December 31, 2025:

	Total	2026	2027	Thereafter
Liabilities
Lease payable	$1,886	$1,447	$439	$-
Loans and borrowings	49,458	-	-	49,458
Accounts payable and other payables	23,183	23,183	-	-
	$74,527	$24,630	$439	$49,458

SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING

At December 31, 2025, the following financial commodity contracts were outstanding and recorded at estimated fair value:

		Total Volume Hedged	Price
Commodity	Period	(BBLS)	($/BBL)
Oil – WTI Costless Collars	January 1, 2026 to March 31, 2026	48,000	$58.50 - $77.25
Oil – WTI Deferred Put	January 1, 2026 to March 31, 2026	20,589	$50.00
Oil – WTI Costless Collars	April 1, 2026 to June 30, 2026	48,300	$57.00 - $75.25
Oil – WTI Deferred Put	April 1, 2026 to June 30, 2026	9,900	$52.70
Oil – WTI Deferred Put	April 1, 2026 to June 30, 2026	3,900	$49.50
Oil – WTI Costless Collars	July 1, 2026 to September 30, 2026	48,300	$50.25 - $66.75
Oil – WTI Deferred Put	July 1, 2026 to September 30, 2026	13,800	$49.50
Oil – WTI Costless Collars	October 1, 2026 to December 31, 2026	24,000	$52.25 - $69.00
Oil – WTI Costless Collars	October 1, 2026 to December 31, 2026	5,100	$52.60 - $70.00
Oil – WTI Deferred Put	October 1, 2026 to December 31, 2026	14,400	$49.75
Oil – WTI Deferred Put	January 1, 2027 to March 31, 2027	36,000	$49.75

Subsequent to year-end, the Company entered into the following additional financial commodity contracts:

		Total Volume Hedged	Price
Commodity Contract	Period	(BBLS)	($/BBL)
Oil – Fixed Price Swap	April 2026	16,000	94.05
Oil – Fixed Price Swap	May 2026	15,000	82.60
Oil – Fixed Price Swap	June 2026	14,000	84.60
Oil – WTI Deferred Put	October 1, 2026 to December 31, 2026	18,600	$50.50
Oil – WTI Deferred Put	April 1, 2027 to June 30, 2027	36,000	$50.40
Oil – WTI Costless Collars	July 1, 2026 to December 31, 2026	84,000	$61.50 - $91.00
Oil – WTI Costless Collars	January 1, 2027 to March 31, 2027	18,000	$57.50 - $80.25
Oil – WTI Costless Collars	January 1, 2027 to September 30, 2027	54,000	$57.00 - $77.50
Oil – WTI Costless Collars	July 1, 2027 to September 30, 2027	36,000	$56.00 - $75.50

SCHEDULE OF REALIZED AND UNREALIZED GAINS/LOSSES FROM THE FINANCIAL COMMODITY CONTRACTS

The realized and unrealized gains/losses from the financial commodity contracts are as follows:

	December 31,
	2025	2024

Realized gain (loss) on financial commodity contracts	$189	(616)

Unrealized gain (loss) on financial commodity contracts	$(32)	336